Financial Risks - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	€ 124,422	€ 122,146	€ 122,885
Financial liabilities relating to insurance and investment contracts	4,289	3,965	€ 3,586
Liquidity risk [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	166,257	157,847
Insurance contracts for account of policyholders	224,740	199,961
Investment contracts	24,584	23,688
Investment contracts for account of policyholders	158,381	139,986
Financial liabilities relating to insurance and investment contracts	573,962	521,482
Liquidity risk [member] | On demand [member]
Financial liabilities relating to insurance and investment contracts [line items]
Investment contracts for account of policyholders	193	165
Financial liabilities relating to insurance and investment contracts	193	165
Liquidity risk [member] | Not later than 1 year [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	4,260	4,269
Insurance contracts for account of policyholders	11,494	10,546
Investment contracts	8,324	8,733
Investment contracts for account of policyholders	14,011	12,004
Financial liabilities relating to insurance and investment contracts	38,089	35,552
Liquidity risk [member] | 1-5 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	16,215	16,104
Insurance contracts for account of policyholders	41,638	37,153
Investment contracts	7,975	8,000
Investment contracts for account of policyholders	27,637	27,435
Financial liabilities relating to insurance and investment contracts	93,465	88,693
Liquidity risk [member] | Over 5 through 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	18,438	18,382
Insurance contracts for account of policyholders	39,941	35,257
Investment contracts	3,847	2,998
Investment contracts for account of policyholders	31,715	28,318
Financial liabilities relating to insurance and investment contracts	93,941	84,955
Liquidity risk [member] | Over 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	127,344	119,092
Insurance contracts for account of policyholders	131,667	117,005
Investment contracts	4,438	3,957
Investment contracts for account of policyholders	84,825	72,063
Financial liabilities relating to insurance and investment contracts	€ 348,274	€ 312,117